Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

Consumer Portfolio Services, Inc. (the “Company”)
Citigroup Global Markets Inc.
Capital One Securities, Inc.
(together, the “Specified Parties”)

Re: CPS Auto Receivables Trust 2023-B – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “bb.Pool_2023-B_022823_Indicative.xlsx,” provided by the Company on March 10, 2023, containing information on 14,414 automobile retail installment sale contracts (“Receivables”) as of February 28, 2023 (the “Data File”), which we were informed are intended to be included as collateral in the offering by CPS Auto Receivables Trust 2023-B. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the procedures table below.

•	The term "Vehicle Mapping" means email correspondence provided by the Company on March 27, 2023, containing the Vehicle Models and Vehicle Makes corresponding to different abbreviations of vehicle model and vehicle make appearing on the Installment Sale Contracts.

•	The term “Title Document” means a scanned image of one of the title documents listed in Exhibit A, which the Company informed us are acceptable forms of Title Document.

•	The term “Acceptable Company Names” means the acceptable company names listed in Exhibit A, which the Company informed us are acceptable names for the Company that can appear in the Title Documents as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

•	The term “Insurance Document” means a scanned image of one of the insurance documents listed in Exhibit A, which the Company informed us are acceptable forms of Insurance Document.

•	The term “Receivable File” means any file containing the following documents for each Sample Receivable (defined below): Installment Sale Contract (not applicable for direct loans), Addendum to the Installment Sale Contract, Retail Installment Sale Contract Simple Interest Finance Charge letter, Federal Truth in Lending Disclosure Statement (within the Installment Sale Contract or a stand-alone document for direct loans), Automobile Assumption Agreement, Title Document, Insurance Document, and/or Credit Application (not applicable for direct loans). We accessed the Receivable Files in the Company’s data imaging system via virtual desktop. We make no representation regarding the validity, enforceability, or authenticity of the information in the Receivable File.

•	The term “Provided Information” means the Instructions, Vehicle Mapping, Acceptable Company Names, and Receivable File.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 150 Receivables from the Data File (the “Sample Receivables”). A listing of the Sample Receivables is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Data File.

B.	For each Sample Receivable, we compared the specified attributes in the Data File listed below to or using the corresponding information included in the Receivable File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Receivable File or the inability to agree the specified attributes from the Data File to the Receivable File, utilizing the Instructions, as applicable, constituted an exception. The Receivable File documents are listed in the order of priority.

Attribute	Receivable File / Instructions
Obligor’s First Name and Last Name

Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Credit Application, Automobile Assumption Agreement

For Sample #132, the Obligor’s First Name in the Data File was different than in the Installment Sale Contract. The Company informed us that this Receivable was transferred to a new Obligor due to the death of the original Obligor listed on the Installment Sale Contract and provided us with an Automobile Assumption Agreement related to the transfer. We compared the Obligor’s First Name and Last Name in the Data File to the corresponding information in the Automobile Assumption Agreement. This was not considered an exception.

2

Contract Date	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Original Term	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Original Amount Financed	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Scheduled Monthly Payment Amount	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Retail Installment Sale Contract Simple Interest Finance Charge letter

Annual Percentage Rate (“APR”)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Retail Installment Sale Contract Simple Interest Finance Charge letter

Vehicle Type (New or Used)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Gap Addendum. Consider an entry of “C” in the Data File to be a Used vehicle.

Vehicle Make	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Vehicle Mapping.

Vehicle Model	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Vehicle Mapping, Insurance Document.

We found such information to be in agreement except as listed in Exhibit C.

C.	For each Sample Receivable, we observed the presence of the following in the Receivable File:

1.	Title Document. We were instructed by the Company to observe that one of the Acceptable Company Names appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

2.	Proof of Insurance. The Company informed us that an Insurance Document was acceptable proof of insurance.

We did not observe the presence of Proof of Insurance for Sample Receivables #26, #33, #89, #93, and #111. The Company provided screenshots from the Company’s servicing system for these Sample Receivables indicating they were “Stip Tier 1” (“ST01”) loans, “Stip Tier 2” (“ST02”) loans, or “Stip Tier 3” (“ST03”) loans, which the Company informed us were not required to provide Proof of Insurance pursuant to its underwriting policy. These were not considered exceptions.

3.	Signed Credit Application (not applicable to direct loans). We make no representation regarding the authenticity of the obligor’s signature(s).

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

3

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California
March 29, 2023

4

Exhibit A

Title Documents

Application for Certificate of Ownership	Form MV-1 Motor Vehicle Title Application
Application for Certificate of Title	Guarantee of Title (provided by the dealer to CPS)
Application for Dealer Assignment	Lien Entry Form
Application for Registration	Multi-Purpose Application
Application for Title and/or Registration	MV-1
Application for Vehicle Transaction	Notice of Security Interest
Application for Noting of Lien, Duplicate Title, or Multipurpose Use	Registration and Title Application
Application to Title/Reg. A Vehicle	Title & License Plate Application
Certificate of Title	Title and Registration Application
Dealer Guarantee of Title Delivery	Title Application
Dealer, Rebuilder or Lessor’s Report of Sale or Lease	Vehicle Application
Direct Lien Receipt from Office of Motor Vehicle Records and Information	Vehicle Registration/Title Application for Dealer Sales
Electronic Title in the CPS Title Management System

Acceptable Company Names

CPS	Consumer Portfolio Services
CPS INC	Consumer Portfolio Srv, INC
CPS.INC	Consumer Portfolio Svcs Inc
CPS Inc.	Consumer Portfolio Srvcs Inc
CPS, INC	Consumer Portfolio Svcs, Inc
CPS, Inc.	CONSUMER PORFOLIO SERVICEC INC
C.P.S. Inc.	Consumer Portfolio Service Inc
CPS Incorporated	Consumer Portfolio Services In
Consumer Portfolio S	Consumer Portfolio Services, I
Consumer Portfolio Inc	Consumer Portfolio Svcs., Inc.
Consumer Portfolio Svs	Consumer Portfolio Services LLC
Consumer Portfolio Serv	Consumer Portfolio Services Inc
Consumer Portfolio Srvs	Consumer Portfolio Services, Inc
Consumer Portfolio Svcs	Consumer Portfolio Services Inc.
Consumer Portfolio Servic	Consumer Portfolio Services, Inc.
Consumer Portfolio Service	Consumer Portfolio Srvcs Inc.
Company’s ELT E-Numbers from different DMV systems

A-1

Insurance Documents

Agreement for Purchaser to Provide Accidental Physical Damage Coverage	Proof of Insurance/Authorization to Release Insurance Information
Agreement to Furnish Insurance Policy	Insurance Card
Agreement to Maintain Physical Damage Insurance	Insurance Coverage Acknowledgment
Agreement to Provide Insurance	Insurance Declaration Page
Application for Insurance	Insurance Verification system screenshot
Auto Insurance Coverage Summary	Letter of Coverage
Auto Insurance Policy Amended Declarations	Memorandum of Insurance
Certificate of Insurance	Notice of Insurance Requirements
Certificate of No-fault Insurance	Notice of Property Insurance
Confirmation of Accidental Physical Damage Insurance	Request for Confirmation of Insurance Coverage
Declaration Personal Auto Policy	Temporary Proof of Insurance Card
Evidence of Liability Insurance	Vehicle Insurance Information
Endorsement Page of Personal Automobile Insurance	Verification of Coverage
Financial Responsibility Identification Card	Verification of Insurance
Insurance Binder

A-2

Exhibit B

The Sample Receivables

Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]
1	2023B001	51	2023B051	101	2023B101
2	2023B002	52	2023B052	102	2023B102
3	2023B003	53	2023B053	103	2023B103
4	2023B004	54	2023B054	104	2023B104
5	2023B005	55	2023B055	105	2023B105
6	2023B006	56	2023B056	106	2023B106
7	2023B007	57	2023B057	107	2023B107
8	2023B008	58	2023B058	108	2023B108
9	2023B009	59	2023B059	109	2023B109
10	2023B010	60	2023B060	110	2023B110
11	2023B011	61	2023B061	111	2023B111
12	2023B012	62	2023B062	112	2023B112
13	2023B013	63	2023B063	113	2023B113
14	2023B014	64	2023B064	114	2023B114
15	2023B015	65	2023B065	115	2023B115
16	2023B016	66	2023B066	116	2023B116
17	2023B017	67	2023B067	117	2023B117
18	2023B018	68	2023B068	118	2023B118
19	2023B019	69	2023B069	119	2023B119
20	2023B020	70	2023B070	120	2023B120
21	2023B021	71	2023B071	121	2023B121
22	2023B022	72	2023B072	122	2023B122
23	2023B023	73	2023B073	123	2023B123
24	2023B024	74	2023B074	124	2023B124
25	2023B025	75	2023B075	125	2023B125
26	2023B026	76	2023B076	126	2023B126
27	2023B027	77	2023B077	127	2023B127
28	2023B028	78	2023B078	128	2023B128
29	2023B029	79	2023B079	129	2023B129
30	2023B030	80	2023B080	130	2023B130
31	2023B031	81	2023B081	131	2023B131
32	2023B032	82	2023B082	132	2023B132
33	2023B033	83	2023B083	133	2023B133
34	2023B034	84	2023B084	134	2023B134
35	2023B035	85	2023B085	135	2023B135
36	2023B036	86	2023B086	136	2023B136
37	2023B037	87	2023B087	137	2023B137
38	2023B038	88	2023B088	138	2023B138
39	2023B039	89	2023B089	139	2023B139
40	2023B040	90	2023B090	140	2023B140
41	2023B041	91	2023B091	141	2023B141
42	2023B042	92	2023B092	142	2023B142
43	2023B043	93	2023B093	143	2023B143
44	2023B044	94	2023B094	144	2023B144
45	2023B045	95	2023B095	145	2023B145
46	2023B046	96	2023B096	146	2023B146
47	2023B047	97	2023B097	147	2023B147
48	2023B048	98	2023B098	148	2023B148
49	2023B049	99	2023B099	149	2023B149
50	2023B050	100	2023B100	150	2023B150

[1]	The Company has assigned a unique eight-digit Account Number to each Receivable in the Data File. The Receivable Numbers referred to in this Exhibit are not the Company’s Account Numbers.

B-1

Exhibit C

Exception List

Sample Receivable #	Receivable Number	Attribute	Per Data File	Per Receivable File
102	2023B102	Annual Percentage Rate	24.650%	24.600%

C-1